Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues, net	$ 10,478,550	$ 8,570,070
Cost of revenue	(8,614,316)	(6,724,479)
Gross profit	1,864,234	1,845,591
Operating cost and expenses:
Sales and marketing expenses	(579,042)	(406,870)
General and administrative	(1,475,028)	(1,453,282)
Other operating expenses	(12,818)	(18,588)
Total operating cost and expenses	(2,066,888)	(1,878,740)
Loss from operations	(202,654)	(33,149)
Finance income	23,671	20,743
Finance cost	(34,702)	(35,830)
Loss before income taxes	(213,685)	(48,236)
Income tax (expense) / credit	(16,830)	43,790
NET LOSS	$ (230,515)	$ (4,446)
Net loss per share
Basic (in Dollars per share)	$ (0.01)		[1]
Diluted (in Dollars per share)	$ (0.01)		[1]
Weighted average number of ordinary shares outstanding
Basic (in Shares)	24,000,000	24,000,000	[2]
Diluted (in Shares)	24,000,000	24,000,000	[2]

[1]	The net income per share for year ended March 31, 2024 is immaterial.
[2]	Giving retroactive effect to the 24,000,000 shares issued and outstanding following the share consolidation and share split on August 22, 2024, starting from the earliest period presented.